Compass EMP U.S. 500 Volatility Weighted Index ETF
Compass EMP U.S. 500 Volatility Weighted Index ETF
Investment Objective:
The Fund seeks to provide investment results that match the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before fees and expenses.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Compass EMP U.S. 500 Volatility Weighted Index ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Compass EMP U.S. 500 Volatility Weighted Index ETF
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.26%
Total Annual Fund Operating Expenses		0.76%
Less Fee Waivers and Expense Reimbursements	[2]	0.18%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.58%
[1]	Estimated for the current fiscal year.
[2]	Compass Efficient Model Portfolios, LLC (the "Advisor") has contractually agreed through October 31, 2015 to waive management fees and/or reimburse Fund expenses, but only to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) at 0.58%. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Compass EMP U.S. 500 Volatility Weighted Index ETF	59	225

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks to track the returns of the CEMP U.S. Large Cap 500 Volatility Weighted Index (the “Index”) before fees and expenses.  The Fund employs a replication strategy that entails holding all, or approximately all, the stocks in the Index.

The Index is an unmanaged index that was created by the Fund’s investment advisor and generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in the U.S. and the stock of which trades on U.S. exchanges.  The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria.  The Index includes only companies with consistent positive earnings (at least its 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is the extent to which the return of a security fluctuates between its highest price and its lowest price within a given period.  The weight of each member in the Index is defined by its own volatility relative to the average volatility of all Index members measured over the past 180 trading days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index is reconstituted every March and September and is adjusted to limit exposure to any particular sector to 25%.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in securities of U.S. issuers included in the Index as of its most recent reconstitution.

Principal Risks of Investing in the Fund
The following summarizes the principal investment risks of the Fund. Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.

•	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  There is no guarantee that an active secondary market will develop for Shares of the Fund.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

•	Limited History of Operations. The Fund is a new exchange traded fund (“ETF”) and has a limited history of operations for investors to evaluate.

•
Medium Capitalization Stock Risk.  The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

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Passive Investment Risk.  The Fund is not actively managed and the Advisor will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

•
Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

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Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Performance:
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-866-376-7890.